Supplemental information - Outstanding Risk Management Positions (Details)	12 Months Ended
Dec. 31, 2025 € / Mcf item $ / Mcf $ / shares $ / Mcf shares
WTI, Q1 2026
Statement [Line Items]
Derivative, contract period	Q1 2026
Currency	USD
Derivative, daily bought put volume	11,500
Derivative, weighted average bought put | € / Mcf	60.42
Derivative, daily sold call volume	13,000
Derivative, weighted average sold call | € / Mcf	67.93
Derivative, daily sold put volume	11,500
Derivative, weighted average sold put | € / Mcf	48.63
Derivatives, daily sold swap volume	1,500
Derivative, weighted average sold swap price | € / Mcf	62.76
Derivative, daily bought swap volume	500
Derivative, weighted average bought swap price | € / Mcf	62.27
WTI, Q2 2026
Statement [Line Items]
Derivative, contract period	Q2 2026
Currency	USD
Derivative, daily bought put volume	11,000
Derivative, weighted average bought put | € / Mcf	62.73
Derivative, daily sold call volume	12,000
Derivative, weighted average sold call | € / Mcf	70.14
Derivative, daily sold put volume	11,000
Derivative, weighted average sold put | € / Mcf	50.7
Derivatives, daily sold swap volume	2,000
Derivative, weighted average sold swap price | € / Mcf	62
Derivative, daily bought swap volume	500
Derivative, weighted average bought swap price | € / Mcf	62.27
WTI, Q3 2026
Statement [Line Items]
Derivative, contract period	Q3 2026
Currency	USD
Derivative, daily bought put volume	9,000
Derivative, weighted average bought put | € / Mcf	62.89
Derivative, daily sold call volume	9,000
Derivative, weighted average sold call | € / Mcf	71.19
Derivative, daily sold put volume	9,000
Derivative, weighted average sold put | € / Mcf	50.42
WTI, Q4 2026
Statement [Line Items]
Derivative, contract period	Q4 2026
Currency	USD
Derivative, daily bought put volume	9,000
Derivative, weighted average bought put | € / Mcf	62.89
Derivative, daily sold call volume	9,000
Derivative, weighted average sold call | € / Mcf	71.19
Derivative, daily sold put volume	9,000
Derivative, weighted average sold put | € / Mcf	50.42
AECO, Q1 2026
Statement [Line Items]
Derivative, contract period	Q1 2026
Currency	CAD
Derivative, daily bought put volume	78,195
Derivative, weighted average bought put | $ / Mcf	2.81
Derivative, daily sold call volume	78,195
Derivative, weighted average sold call | $ / Mcf	4.33
Derivatives, daily sold swap volume	120,847
Derivative, weighted average sold swap price | $ / Mcf	3.38
AECO, Q2 2026
Statement [Line Items]
Derivative, contract period	Q2 2026
Currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivatives, daily sold swap volume	132,694
Derivative, weighted average sold swap price | $ / Mcf	3.3
AECO, Q3 2026
Statement [Line Items]
Derivative, contract period	Q3 2026
Currency	CAD
Derivative, daily bought put volume	4,739
Derivative, weighted average bought put | $ / Mcf	3.17
Derivative, daily sold call volume	4,739
Derivative, weighted average sold call | $ / Mcf	4.22
Derivatives, daily sold swap volume	132,694
Derivative, weighted average sold swap price | $ / Mcf	3.3
AECO, Q4 2026
Statement [Line Items]
Derivative, contract period	Q4 2026
Currency	CAD
Derivative, daily bought put volume	26,735
Derivative, weighted average bought put | $ / Mcf	2.95
Derivative, daily sold call volume	26,735
Derivative, weighted average sold call | $ / Mcf	4.74
Derivatives, daily sold swap volume	107,557
Derivative, weighted average sold swap price | $ / Mcf	3.33
AECO, Q1 2027
Statement [Line Items]
Derivative, contract period	Q1 2027
Currency	CAD
Derivative, daily bought put volume	33,174
Derivative, weighted average bought put | $ / Mcf	2.9
Derivative, daily sold call volume	33,174
Derivative, weighted average sold call | $ / Mcf	4.85
Derivatives, daily sold swap volume	99,521
Derivative, weighted average sold swap price | $ / Mcf	3.16
AECO, Q2 2027
Statement [Line Items]
Derivative, contract period	Q2 2027
Currency	CAD
Derivatives, daily sold swap volume	90,043
Derivative, weighted average sold swap price | $ / Mcf	3.13
AECO, Q3 2027
Statement [Line Items]
Derivative, contract period	Q3 2027
Currency	CAD
Derivatives, daily sold swap volume	90,043
Derivative, weighted average sold swap price | $ / Mcf	3.13
AECO, Q4 2027
Statement [Line Items]
Derivative, contract period	Q4 2027
Currency	CAD
Derivative, daily bought put volume	12,569
Derivative, weighted average bought put | $ / Mcf	2.64
Derivative, daily sold call volume	12,569
Derivative, weighted average sold call | $ / Mcf	4.96
Derivatives, daily sold swap volume	90,043
Derivative, weighted average sold swap price | $ / Mcf	3.13
AECO, Q1 2028
Statement [Line Items]
Derivative, contract period	Q1 2028
Currency	CAD
Derivative, daily bought put volume	18,956
Derivative, weighted average bought put | $ / Mcf	2.64
Derivative, daily sold call volume	18,956
Derivative, weighted average sold call | $ / Mcf	4.96
NYMEX Henry Hub, Q1 2026
Statement [Line Items]
Derivative, contract period	Q1 2026
Currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.5
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
NYMEX Henry Hub, Q2 2026
Statement [Line Items]
Derivative, contract period	Q2 2026
Currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.5
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
NYMEX Henry Hub, Q3 2026
Statement [Line Items]
Derivative, contract period	Q3 2026
Currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.5
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
NYMEX Henry Hub, Q4 2026
Statement [Line Items]
Derivative, contract period	Q4 2026
Currency	USD
Derivative, daily bought put volume	24,000
Derivative, weighted average bought put | $ / Mcf	3.5
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	4.49
NYMEX Henry Hub, Q1 2027
Statement [Line Items]
Derivative, contract period	Q1 2027
Currency	USD
Derivatives, daily sold swap volume	24,000
Derivative, weighted average sold swap price | $ / Mcf	3.76
NYMEX Henry Hub, Q2 2027
Statement [Line Items]
Derivative, contract period	Q2 2027
Currency	USD
Derivatives, daily sold swap volume	24,000
Derivative, weighted average sold swap price | $ / Mcf	3.76
NYMEX Henry Hub, Q3 2027
Statement [Line Items]
Derivative, contract period	Q3 2027
Currency	USD
Derivatives, daily sold swap volume	24,000
Derivative, weighted average sold swap price | $ / Mcf	3.76
NYMEX Henry Hub, Q4 2027
Statement [Line Items]
Derivative, contract period	Q4 2027
Currency	USD
Derivatives, daily sold swap volume	24,000
Derivative, weighted average sold swap price | $ / Mcf	3.76
NYMEX Henry Hub, Q1 2028
Statement [Line Items]
Derivative, contract period	Q1 2028
Currency	USD
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	6.29
NYMEX Henry Hub, Q2 2028
Statement [Line Items]
Derivative, contract period	Q2 2028
Currency	USD
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	6.29
NYMEX Henry Hub, Q3 2028
Statement [Line Items]
Derivative, contract period	Q3 2028
Currency	USD
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	6.29
NYMEX Henry Hub, Q4 2028
Statement [Line Items]
Derivative, contract period	Q4 2028
Currency	USD
Derivative, daily sold call volume	24,000
Derivative, weighted average sold call | $ / Mcf	6.29
TTF, Q1 2026
Statement [Line Items]
Derivative, contract period	Q1 2026
Currency	EUR
Derivative, daily bought put volume	36,851
Derivative, weighted average bought put | € / Mcf	7.86
Derivative, daily sold call volume	24,567
Derivative, weighted average sold call | € / Mcf	11.66
Derivative, daily sold put volume	36,851
Derivative, weighted average sold put | € / Mcf	3.97
Derivatives, daily sold swap volume	11,055
Derivative, weighted average sold swap price | € / Mcf	10.47
TTF, Q2 2026
Statement [Line Items]
Derivative, contract period	Q2 2026
Currency	EUR
Derivative, daily bought put volume	24,567
Derivative, weighted average bought put | € / Mcf	7.39
Derivative, daily sold call volume	24,567
Derivative, weighted average sold call | € / Mcf	11.66
Derivative, daily sold put volume	24,567
Derivative, weighted average sold put | € / Mcf	3.02
Derivatives, daily sold swap volume	20,882
Derivative, weighted average sold swap price | € / Mcf	9.77
TTF, Q3 2026
Statement [Line Items]
Derivative, contract period	Q3 2026
Currency	EUR
Derivative, daily bought put volume	24,567
Derivative, weighted average bought put | € / Mcf	7.39
Derivative, daily sold call volume	24,567
Derivative, weighted average sold call | € / Mcf	11.66
Derivative, daily sold put volume	24,567
Derivative, weighted average sold put | € / Mcf	3.02
Derivatives, daily sold swap volume	13,512
Derivative, weighted average sold swap price | € / Mcf	9.36
TTF, Q4 2026
Statement [Line Items]
Derivative, contract period	Q4 2026
Currency	EUR
Derivative, daily bought put volume	28,253
Derivative, weighted average bought put | € / Mcf	7.43
Derivative, daily sold call volume	28,253
Derivative, weighted average sold call | € / Mcf	11.66
Derivative, daily sold put volume	28,253
Derivative, weighted average sold put | € / Mcf	2.93
Derivatives, daily sold swap volume	12,284
Derivative, weighted average sold swap price | € / Mcf	8.91
TTF, Q1 2027
Statement [Line Items]
Derivative, contract period	Q1 2027
Currency	EUR
Derivative, daily bought put volume	28,253
Derivative, weighted average bought put | € / Mcf	7.43
Derivative, daily sold call volume	28,253
Derivative, weighted average sold call | € / Mcf	11.66
Derivative, daily sold put volume	28,253
Derivative, weighted average sold put | € / Mcf	2.93
Derivatives, daily sold swap volume	9,827
Derivative, weighted average sold swap price | € / Mcf	9.87
TTF, Q2 2027
Statement [Line Items]
Derivative, contract period	Q2 2027
Currency	EUR
Derivatives, daily sold swap volume	18,153
Derivative, weighted average sold swap price | € / Mcf	9.09
TTF, Q3 2027
Statement [Line Items]
Derivative, contract period	Q3 2027
Currency	EUR
Derivatives, daily sold swap volume	18,153
Derivative, weighted average sold swap price | € / Mcf	9.09
TTF, Q4 2027
Statement [Line Items]
Derivative, contract period	Q4 2027
Currency	EUR
Derivatives, daily sold swap volume	18,153
Derivative, weighted average sold swap price | € / Mcf	9.09
European Gas Buy TTF Sell NBP Basis Year One Q1
Statement [Line Items]
Derivative, contract period	Q1 2026
Currency	EUR
Derivatives, daily sold swap volume	10,236
Derivative, weighted average sold swap price | € / Mcf	1.15
Q1 2026
Statement [Line Items]
Derivative, contract period	Q1 2026
Currency	USD
Derivatives, daily sold swap volume	2,000
Derivative, weighted average sold swap price | € / Mcf	0.05
Q2 2026
Statement [Line Items]
Derivative, contract period	Q2 2026
Currency	USD
Derivatives, daily sold swap volume	659
Derivative, weighted average sold swap price | € / Mcf	0.05
Q1 2026
Statement [Line Items]
Derivative, contract period	Q1 2026
Currency	USD
Derivatives, daily sold swap volume	1,000
Derivative, weighted average sold swap price | € / Mcf	31.13
Q2 2026
Statement [Line Items]
Derivative, contract period	Q2 2026
Currency	USD
Derivatives, daily sold swap volume	1,000
Derivative, weighted average sold swap price | € / Mcf	31.13
Swap, Jan 2020 - Apr 2027 | VET Equity Swaps
Statement [Line Items]
Derivative interest maturity period	Jan 2020 - Apr 2027
Initial Share Price | $ / shares	$ 20.9788
Share Volume | shares	2,250,000
Swap, Jan 2020 - Jul 2027 | VET Equity Swaps
Statement [Line Items]
Derivative interest maturity period	Jan 2020 - Jul 2027
Initial Share Price | $ / shares	$ 22.4587
Share Volume | shares	1,500,000